Leases (Tables)	6 Months Ended
Sep. 30, 2024
Leases [Abstract]
Lease Income
Lease income for the six months ended September 30, 2023 and 2024 are as follows:

	Millions of yen
	Six months ended September 30, 2023	Six months ended September 30, 2024
Lease income—net investment in leases
Interest income	¥43,325	¥45,715
Other	1,649	2,044
Lease income—operating leases *	259,949	310,848

Total lease income	¥304,923	¥358,607

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥10,066 million and ¥23,587 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥17,726 million and ¥21,059 million, for the six months ended September 30, 2023 and 2024, respectively.